Material License Agreements - Additional Information (Detail) - License Agreements - USD ($)			12 Months Ended
	Dec. 31, 2023	Jun. 22, 2023	Dec. 31, 2023	Dec. 31, 2022
Almirall
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date			Dec. 31, 2015
Agreement amended date			Mar. 31, 2018
CSL Limited
Disclosure Of Transactions Between Related Parties [Line Items]
First Payment			$ 30,000,000
Regulatory milestones linked payments estimated			95,000,000
Sales mile stones linked payments estimated			655,000,000
Milestone payments			0	$ 1,000,000
Zenyaku Kogyo Co., ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Non refundable upfront payment		$ 12,000,000
Upfront payment			$ 12,000,000
Cash consideration for development and commercialization agreement		12,000,000
Cash payment received for development and commercialization project	$ 12,000,000
Top of Range [Member] | CSL Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of entity's revenue			10.00%
Top of Range [Member] | Zenyaku Kogyo Co., ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Milestone payments		$ 123,500,000